Office Properties and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Office Properties And Equipment

Office properties and equipment are summarized as follows:

	December 31,
	2012	2011
	(In thousands)
Land	$10,728	9,087
Office buildings	27,715	21,647
Leasehold improvements	42,419	26,726
Furniture, fixtures and equipment	33,577	20,375
Construction in process	20,062	6,726

	134,501	84,561
Less accumulated depreciation and amortization	43,093	24,006

	$91,408	60,555